ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                      SUPPLEMENT DATED DECEMBER 19, 2008,
 TO THE PROSPECTUS DATED MAY 1, 2008, AS SUPPLEMENTED ON JUNE 17, SEPTEMBER 15,
                             AND NOVEMBER 17, 2008

   This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1. AT THE SPECIAL MEETING OF SHAREHOLDERS HELD ON NOVEMBER 20, 2008, SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS IN THE FOLLOWING TABLE APPROVED AN AGREEMENT AND PLAN OF REORGANIZATION (THE "PLAN") BETWEEN EACH ACQUIRED FUND AND ITS CORRESPONDING ACQUIRING FUND.

Under the Plan, effective November 24, 2008, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities.


                ACQUIRED FUNDS              ACQUIRING FUNDS
AZL[{R} ]LMP Large Cap Growth Fund AZL[{R}] Legg Mason Growth Fund
     AZL[{R}] OCC Value Fund       AZL[{R}] Davis NY Venture Fund

As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the prospectus.



2. EFFECTIVE ON OR ABOUT JANUARY 26, 2009, BLACKROCK ADVISORS, LLC WILL REPLACE LEGG MASON CAPITAL MANAGEMENT, INC. AS THE SUBADVISER TO THE
   AZL[{R}] LEGG MASON GROWTH FUND.  IN ADDITION, THE FOLLOWING
   NAME CHANGE WILL BE EFFECTIVE ON OR ABOUT JANUARY 26, 2009.


NAME EFFECTIVE ON OR ABOUT JANUARY 26, 2009  PREVIOUS NAME
AZL[{R}] BlackRock Growth Fund               AZL[{R}] Legg Mason Growth Fund


THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION, ON PAGE 36, IS REPLACED WITH THE FOLLOWING:


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL BlackRock Growth Fund is maximum long-term capital appreciation with minimum long-term risk to principal.

Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the Subadviser's opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally invests across a broad range of industries, the Subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.


Although the Subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the Subadviser's opinion, the stock reaches its price target, or when the company's future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock's valuation becomes less attractive, a significant price change occurs, or when the Subadviser identifies more compelling investment opportunities elsewhere.

                                Page 1 of 8                      AZLPRO-004-0508

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the Subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The Subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                               *   *   *   *   *

THE LIST OF GENERAL RISKS UNDER THE PRINCIPAL INVESTMENT RISKS SECTION, ON PAGE 33, IS REPLACED WITH THE FOLLOWING:

 * MARKET RISK        * LEVERAGE RISK       * INTEREST RATE RISK
 * SELECTION RISK     * CAPITALIZATION RISK * CONVERTIBLE SECURITIES RISK
 * GROWTH STOCKS RISK * CALL RISK           * DERIVATIVES RISK
 * ISSUER RISK        * CREDIT RISK

                               *   *   *   *   *

THE INFORMATION UNDER PERFORMANCE INFORMATION, BEGINNING ON PAGE 37, IS REVISED BY ADDING THE FOLLOWING PARAGRAPH IMMEDIATELY BEFORE THE HEADING "PERFORMANCE BAR CHART AND TABLE":

The performance shown below is for periods before January 26, 2009, when the Fund was managed by a different subadviser.

                               *   *   *   *   *

THE DISCLOSURE UNDER "FUND MANAGEMENT-THE SUBADVISERS OF THE FUNDS," BEGINNING ON PAGE 149, IS REVISED TO INCLUDE THE FOLLOWING:


BLACKROCK ADVISORS, LLC ("BLACKROCK ADVISORS") was organized in 1994 to perform advisory services for investment       AZL BlackRock
companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809.  BlackRock Advisors is a        Capital
wholly-owned, indirect subsidiary of BlackRock, Inc.  BlackRock, Inc., one of the largest publicly traded investment   Appreciation
management firms in the United States having, together with its affiliates, approximately $1.3 trillion in investment  Fund
company and other assets under management as of September 30, 2008.  BlackRock, Inc. is an affiliate of The PNC        AZL BlackRock
Financial Services Group, Inc. and Merrill Lynch & Co., Inc.                                                           Growth Fund

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE SUBADVISERS SECTION, BEGINNING ON PAGE 152, IS REVISED INCLUDE THE FOLLOWING:

The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Advisors, LLC (BlackRock), and Edward P. Dowd, Managing Director at BlackRock. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.

Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management Company (SSRM) in 2005. Mr. Lindsey is head of BlackRock's Large Cap Growth equity team. He is primarily responsible for the financials and health care sectors. Mr. Lindsey, as Managing Director at SSRM, headed the Mid- and Large-Cap Growth Teams. He joined SSRM in 2002 and was promoted to Chief Investment Officer-Growth in 2003. He was responsible for overseeing all of the firm's growth and core products. He was the co-portfolio manager of the State Street Legacy Fund and the firm's large cap growth institutional portfolios. Prior to joining SSRM, he spent eight years at Putnam Investments, most recently as Managing Director and Director of Concentrated Growth Products.

Mr. Dowd joined BlackRock as a Director following the SSRM merger, and was promoted to Managing Director in 2006. He is primarily responsible for the


                                Page 2 of 8                      AZLPRO-004-0508
technology and energy sectors. Prior to joining BlackRock, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the prior five years, he also served as a Senior Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jenrette.


                               *   *   *   *   *

THE LEGAL PROCEEDINGS SECTION, BEGINNING ON PAGE 164 IS REVISED TO INCLUDE THE
FOLLOWING:

BLACKROCK ADVISORS, LLC

BlackRock Advisors, LLC is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Advisors provides to its clients.



3. EFFECTIVE ON OR ABOUT JANUARY 26, 2009, J.P. MORGAN INVESTMENT MANAGEMENT INC. WILL REPLACE LEGG MASON CAPITAL MANAGEMENT, INC. AS THE SUBADVISER TO THE AZL[{R}] LEGG MASON VALUE FUND. IN ADDITION, THE FOLLOWING
   NAME CHANGE WILL BE EFFECTIVE ON OR ABOUT JANUARY 26, 2009.


NAME EFFECTIVE ON OR ABOUT JANUARY 26, 2009          PREVIOUS NAME
AZL[{R}] JPMorgan Large Cap Equity Fund AZL[{R}] Legg Mason Value Fund

THE LIST OF FUNDS WITH NAMES THAT SUGGEST A FOCUS ON A PARTICULAR TYPE OF INVESTMENT ON PAGE 6 IS REVISED TO INCLUDE THE FOLLOWING:

       AZL[{R}] JPMorgan Large Cap Equity Fund

                               *   *   *   *   *


THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION, ON PAGE 39, IS REPLACED WITH THE FOLLOWING:


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL JPMorgan Large Cap Equity Fund is long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company' shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund's Subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance. The Fund will notify shareholders at least 60 days prior to any changes in this policy.

Within each sector, the Fund focuses on those equity securities that the Subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the Subadviser seeks to limit the Fund's volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The Subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Subadviser may use derivatives to hedge various investments and for risk management.


                                Page 3 of 8                      AZLPRO-004-0508

In managing the Fund, the Subadviser employs a three-step process that combines research, valuation, and stock selection.

The Subadviser takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the Subadviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued th company. The valuation rankings are produced using a variety of models that quantify the research team's findings.

The Subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the Subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
            * Catalysts that could trigger a rise in a stock's price;
            * High potential reward compared to potential risk; and
            * Temporary mispricings cause by apparent market overreactions.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                               *   *   *   *   *

THE LIST OF GENERAL RISKS UNDER THE PRINCIPAL INVESTMENT RISKS SECTION, ON PAGE 40, IS REPLACED WITH THE FOLLOWING:

* MARKET RISK         * REAL ESTATE INVESTMENTS RISK * INVESTMENTS IN POOLED VEHICLES RISK
* CAPITALIZATION RISK * DERIVATIVES RISK             * FREQUENT TRADING
* SELECTION RISK      * FOREIGN RISK

                               *   *   *   *   *

THE INFORMATION UNDER PERFORMANCE INFORMATION, BEGINNING ON PAGE 41, IS REVISED BY ADDING THE FOLLOWING PARAGRAPH IMMEDIATELY BEFORE THE HEADING "PERFORMANCE BAR CHART AND TABLE":

The performance shown below is for periods before January 26, 2009, when the Fund was managed by a different subadviser.

                               *   *   *   *   *

THE DISCLOSURE UNDER "FUND MANAGEMENT-THE SUBADVISERS OF THE FUNDS," BEGINNING ON PAGE 149, IS REVISED TO INCLUDE THE FOLLOWING:


J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings     AZL
Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.  JPMIM is located at 245 Park    JPMorgan
Avenue, New York, NY 10167.  At September 30, 2008, JPMIM and its affiliates had $1.2 trillion in assets under management  Large Cap
                                                                                                                           Equity
                                                                                                                           Fund
                                                                                                                           AZL
                                                                                                                           JPMorgan
                                                                                                                           U.S.
                                                                                                                           Equity
                                                                                                                           Fund

                                Page 4 of 8                      AZLPRO-004-0508

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE SUBADVISERS SECTION, WHICH BEGINS ON PAGE 152, IS REVISED TO DELETE THE ENTRY FOR THE AZL LEGG MASON VALUE FUND AND TO INCLUDE THE FOLLOWING:

AZL JPMORGAN LARGE CAP EQUITY FUND:

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Vice President of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

                               *   *   *   *   *

THE LEGAL PROCEEDINGS SECTION, BEGINNING ON PAGE 164 IS REVISED TO INCLUDE THE
FOLLOWING:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.




4. EFFECTIVE ON OR ABOUT JANUARY 26, 2009, J.P. MORGAN INVESTMENT MANAGEMENT INC. WILL REPLACE OPPENHEIMERFUNDS INC. AS THE SUBADVISER TO THE
   AZL[{R}] OPPENHEIMER MAIN STREET FUND.  IN ADDITION, THE
   FOLLOWING NAME CHANGE WILL BE EFFECTIVE ON OR ABOUT JANUARY 26, 2009.



NAME EFFECTIVE ON OR ABOUT JANUARY 26, 2009     PREVIOUS NAME
AZL[{R}] JPMorgan U.S. Equity Fund AZL[{R}] Oppenheimer Main Street Fund


THE LIST OF FUNDS WITH NAMES THAT SUGGEST A FOCUS ON A PARTICULAR TYPE OF INVESTMENT ON PAGE 6 IS REVISED TO INCLUDE THE FOLLOWING:

       AZL[{R}] JPMorgan U.S. Equity Fund

                               *   *   *   *   *

THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES SECTION ON PAGE 67 IS REPLACED WITH THE FOLLOWING:

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL JPMorgan U.S. Equity Fund is a high total return.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company' shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund's Subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance. The Fund will notify shareholders at least 60 days prior to any changes in this policy.

Within each sector, the Fund focuses on those equity securities that the Subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the Subadviser seeks to limit the Fund's volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track

                                Page 5 of 8                      AZLPRO-004-0508
the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The Subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the Subadviser employs a three-step process that combines research, valuation, and stock selection.

The Subadviser takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the Subadviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued th company. The valuation rankings are produced using a variety of models that quantify the research team's findings.

The Subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the Subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
            * Catalysts that could trigger a rise in a stock's price;
            * High potential reward compared to potential risk; and
            * Temporary mispricings cause by apparent market overreactions.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


                               *   *   *   *   *

THE LIST OF GENERAL RISKS UNDER THE PRINCIPAL INVESTMENT RISKS SECTION, ON PAGE 67, IS REPLACED WITH THE FOLLOWING:

* MARKET RISK         * REAL ESTATE INVESTMENTS RISK * INVESTMENTS IN POOLED VEHICLES RISK
* CAPITALIZATION RISK * DERIVATIVES RISK             * FREQUENT TRADING
* SELECTION RISK      * FOREIGN RISK

                               *   *   *   *   *

THE INFORMATION UNDER PERFORMANCE INFORMATION, BEGINNING ON PAGE 68, IS REVISED BY ADDING THE FOLLOWING PARAGRAPH IMMEDIATELY BEFORE THE HEADING "PERFORMANCE BAR CHART AND TABLE":

The performance shown below is for periods before January 26, 2009, when the Fund was managed by a different subadviser.


                               *   *   *   *   *

THE DISCLOSURE UNDER "FUND MANAGEMENT-THE SUBADVISERS OF THE FUNDS," BEGINNING ON PAGE 149, IS REVISED TO INCLUDE THE FOLLOWING:



                                Page 6 of 8                      AZLPRO-004-0508

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings
Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company.  JPMIM is located at 245 Park    AZL
Avenue, New York, NY 10167.  At September 30, 2008, JPMIM and its affiliates had $1.2 trillion in assets under management  JPMorgan
                                                                                                                           Large Cap
                                                                                                                           Equity
                                                                                                                           Fund
                                                                                                                           AZL
                                                                                                                           JPMorgan
                                                                                                                           U.S.
                                                                                                                           Equity
                                                                                                                           Fund

                               *   *   *   *   *

THE PORTFOLIO MANAGERS OF THE SUBADVISERS SECTION, WHICH BEGINS ON PAGE 152, IS REVISED TO DELETE THE ENTRY FOR THE AZL OPPENHEIMER MAIN STREET FUND AND TO INCLUDE THE FOLLOWING:

AZL JPMORGAN LARGE CAP EQUITY FUND:

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Vice President of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

                               *   *   *   *   *

THE LEGAL PROCEEDINGS SECTION, BEGINNING ON PAGE 164 IS REVISED TO INCLUDE THE
FOLLOWING:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.




5. AT A MEETING HELD ON DECEMBER 3, 2008, THE BOARD OF TRUSTEES OF THE ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST APPROVED CERTAIN CHANGES IN THE PRINCIPAL INVESTMENT STRATEGIES OF THE AZL TARGETPLUS BALANCED FUND, THE AZL TARGETPLUS GROWTH FUND, AND THE AZL TARGETPLUS MODERATE FUND, EFFECTIVE JANUARY 2, 2009.



FOR THE AZL TARGETPLUS BALANCED FUND, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT OBJECTIVES" ON PAGE 86 ARE REPLACED WITH THE FOLLOWING:

The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation with preservation of capital as an important consideration.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 40% to 60% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

The Fund may also allocate up to 5% of its net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any


                                Page 7 of 8                      AZLPRO-004-0508
margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. In pursuing this strategy, the Fund may invest directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.


FOR THE AZL TARGETPLUS GROWTH FUND, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT OBJECTIVES" ON PAGE 97 ARE REPLACED WITH THE FOLLOWING:

The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 70% to 90% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

The Fund may also allocate up to 5% of its net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. In pursuing this strategy, the Fund may invest directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.



FOR THE AZL TARGETPLUS MODERATE FUND, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT OBJECTIVES" ON PAGE 103 ARE REPLACED WITH THE FOLLOWING:

The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation with preservation of capital as an important consideration.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 55% to 75% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

The Fund may also allocate up to 5% of its net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. In pursuing this strategy, the Fund may invest directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.



                                Page 8 of 8                      AZLPRO-004-0508






                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                      SUPPLEMENT DATED DECEMBER 19, 2008,
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008, AS SUPPLEMENTED ON
                            SEPTEMBER 15, 2008, AND
                               NOVEMBER 17, 2008


          This supplement updates certain information contained in the statement of additional information and should be
             attached to the statement of additional information and
                         retained for future reference.


1. AT THE SPECIAL MEETING OF SHAREHOLDERS HELD ON NOVEMBER 20, 2008, SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS IN THE FOLLOWING TABLE APPROVED AN AGREEMENT AND PLAN OF REORGANIZATION (THE "PLAN") BETWEEN EACH ACQUIRED FUND AND ITS CORRESPONDING ACQUIRING FUND.


Under the Plan, effective November 24, 2008, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities.



                ACQUIRED FUNDS                                ACQUIRING FUNDS
AZL[{R} ]LMP Large Cap Growth Fund AZL[{R}] Legg Mason Growth Fund
     AZL[{R}] OCC Value Fund       AZL[{R}] Davis NY Venture Fund

As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the statement of additional information.





2. EFFECTIVE ON OR ABOUT JANUARY 26, 2009, BLACKROCK ADVISORS, LLC WILL REPLACE LEGG MASON CAPITAL MANAGEMENT , INC. AS THE SUBADVISER TO THE
   AZL[{R}] LEGG MASON GROWTH FUND.  IN ADDITION, THE FOLLOWING
   NAME CHANGE WILL BE EFFECTIVE ON OR ABOUT JANUARY 26, 2009.

NAME EFFECTIVE ON OR ABOUT JANUARY 26, 2009 PREVIOUS NAME
AZL[{R}] BlackRock Growth Fund AZL[{R}] Legg Mason Growth Fund

                               *   *   *   *   *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 5, IS REVISED AS FOLLOWS:

Insert:AZL BlackRock Growth Fund ("BlackRock Growth Fund")
Delete:AZL Legg Mason Growth Fund ("LM Growth Fund")


ALSO, THE SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION IS REVISED TO INSERT THE FOLLOWING:

BLACKROCK GROWTH FUND. The Fund may invest up to 20% of its total assets in securities other than common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies, such as bonds and small-size companies.


                               *   *   *   *   *


                                                    AZLSAI-003-0508 Page 1 of 8

THE TABLE UNDER ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES SECTION, WHICH BEGINS ON PAGE 11, IS REVISED TO DELETE THE COLUMN FOR THE LM GROWTH FUND AND INSERT THE FOLLOWING:



TYPE OF INVESTMENT OR TECHNIQUE                      BLACKROCK GROWTH    TYPE OF INVESTMENT OR TECHNIQUE            BLACKROCK GROWTH
                                                           FUND                                                           FUND
Asset Backed Securities(1)                                  Y            Mortgage dollar rolls(7)                          N
Bank obligations                                            Y            Mortgage-related securities                       Y
Borrowing money(2)                                          Y            Non-investment grade debt(1)                      N
Collateralized mortgage obligations(3)                      Y            Options(5)                                        Y
Commercial paper                                            Y            Preferred stocks                                  Y
Common stocks of U.S. companies                             Y            Real estate investment trusts (REITs)             Y
Convertible securities                                      Y            Repurchase agreements                             Y
Delayed funding loans & revolving credit                    N            Restricted securities(8)                          Y
facilities
Depositary receipts(4)                                      Y            Reverse repurchase & dollar roll                  N
                                                                         agreements
Developing country/emerging market securities(4)            N            Short sales (against the box)                     Y
Event-linked exposure                                       N            Small company stocks                              Y
Foreign currency options and futures                        Y            Sovereign debt (foreign) (4)                      Y
Foreign securities                                          Y            Special situation companies                       Y
Forward foreign currency exchange contracts                 Y            Stripped Mortgage Securities(3)                   Y
Futures(5)                                                  Y            Structured notes                                  N
Guaranteed Investment Contracts                             N            Swap Agreements                                   Y
Illiquid securities                                         Y            Taxable and tax exempt municipal                  N
                                                                         securities
Investment company securities (incl. ETFs)                  Y            U.S. Government obligations                       Y
Lending portfolio securities                                Y            Variable and floating rate notes                  N
Loan Participations and Assignments                         N            Warrants and Rights                               Y
Long-term corporate debt(1)                                 Y            When-issued / delayed-delivery securities         Y
Money market instruments(6)                                 Y            Zero Coupon/Pay-in Kind Securities                Y


                               *   *   *   *   *

THE TABLE THAT DESCRIBES SUBADVISORY FEE RATES FOR FUNDS WITH MULTIPLE RATES, WHICH BEGINS ON PAGE 59, IS REVISED TO DELETE THE ENTRY FOR THE LM GROWTH FUND AND INSERT THE FOLLOWING:

FUND                                                     RATE
                                      AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                 First $300 million Next $700 million Over $1 billion
BlackRock Growth Fund...........       0.40%              0.35%            0.30%


                               *   *   *   *   *




                                                    AZLSAI-003-0508 Page 2 of 8

THE TABLE OF OTHER MANAGED ACCOUNTS, WHICH BEGINS ON PAGE 65, IS REVISED TO DELETE THE ROW FOR LM GROWTH FUND AND INSERT THE FOLLOWING:



   FUND    PORTFOLIO     REGISTERED        OTHER                       OTHER ACCOUNTS/
            MANAGER      INVESTMENT       POOLED                   ASSETS UNDER MANAGEMENT
                      COMPANY ACCOUNTS/ INVESTMENT
                        ASSETS UNDER     VEHICLES/
                         MANAGEMENT       ASSETS
                                           UNDER
                                        MANAGEMENT
BlackRock  Jeffrey R. 4 / $905 million   3 / $157    9 / $1.4 billion (includes one account, with assets of $139 million, that has
Growth     Lindsey                        million                               performance based fees)
Fund
           Edward P.  4 / $905 million   3 / $157    9 / $1.4 billion (includes one account, with assets of $139 million, that has
           Dowd                           million                               performance based fees)

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, BEGINNING ON PAGE 75, IS REVISED INCLUDE THE FOLLOWING:


BLACKROCK ADVISORS, LLC


     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

     DISCRETIONARY COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., The Standard & Poor's 500 Index, The Russell 1000 Growth Index), certain customized indices and certain fund industry peer groups.

     BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

     DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the BlackRock's ability to sustain and improve its performance over future periods.



                                                    AZLSAI-003-0508 Page 3 of 8

        Long-Term Retention and Incentive Plan ("LTIP") -The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

        Deferred Compensation Program -A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

     OTHER COMPENSATION BENEFITS. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

        Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.


                               *   *   *   *   *

THE ENTRY FOR THE JENNISON GROWTH FUND IN THE FUND HISTORY TABLE, BEGINNING ON PAGE 103, IS REVISED AS FOLLOWS:

INVESTMENT OPTIONS        FUND INCEPTION PREVIOUS NAME               DATES  PREVIOUS NAME                              DATES
AZL BlackRock Growth Fund     5/1/02     AZL Legg Mason Growth Fund 4/3/05  USAZ AIM Dent Demographic Trends Fund 5/1/02 to 4/3/05
                                                                      to
                                                                    1/26/09





3. EFFECTIVE ON OR ABOUT JANUARY 26, 2009, J.P. MORGAN INVESTMENT MANAGEMENT INC. WILL REPLACE LEGG MASON CAPITAL MANAGEMENT, INC. AS THE SUBADVISER TO THE AZL[{R}] LEGG MASON VALUE FUND. IN ADDITION, THE FOLLOWING
   NAME CHANGE WILL BE EFFECTIVE ON OR ABOUT JANUARY 26, 2009.

NAME EFFECTIVE ON OR ABOUT JANUARY 26, 2009          PREVIOUS NAME
AZL[{R}] JPMorgan Large Cap Equity Fund AZL[{R}] Legg Mason Value Fund

                               *   *   *   *   *

THE LIST OF NAMES UNDER "INVESTMENT STRATEGIES AND POLICIES-THE FUNDS," BEGINNING ON PAGE 5, IS REVISED AS FOLLOWS:

Insert:AZL JPMorgan Large Cap Equity Fund ("JPMorgan Large Cap Equity Fund") Delete:AZL Legg Mason Value Fund ("LM Value Fund")

                               *   *   *   *   *


                                                    AZLSAI-003-0508 Page 4 of 8

THE TABLE UNDER "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES," WHICH BEGINS ON PAGE 11, IS REVISED TO DELETE THE COLUMN FOR THE LM VALUE FUND AND INSERT THE FOLLOWING:

TYPE OF INVESTMENT OR TECHNIQUE                JPMORGAN LARGE CAP     TYPE OF INVESTMENT OR TECHNIQUE        JPMORGAN LARGE CAP
                                                   EQUITY FUND                                                   EQUITY FUND
Asset Backed Securities[(1)]                            N             Mortgage dollar rolls[(7)]                      N
Bank obligations                                        Y             Mortgage-related securities                     Y
Borrowing money[(2)]                                    Y             Non-investment grade debt[(1)]                  N
Collateralized mortgage obligations[(3)]                Y             Options[(5)]                                    Y
Commercial paper                                        Y             Preferred stocks                                Y
Common stocks of U.S. companies                         Y             Real estate investment trusts                   Y
                                                                      (REITs)
Convertible securities                                  Y             Repurchase agreements                           Y
Delayed funding loans & revolving credit                N             Restricted securities[(8)]                      Y
facilities
Depositary receipts[(4)]                                Y             Reverse repurchase & dollar roll                Y
                                                                      agreements
Developing country/emerging market                      Y             Short sales (against the box)                   N
securities[(4)]
Event-linked exposure                                   N             Small company stocks                            Y
Foreign currency options and futures                    Y             Sovereign debt (foreign)[ (4)]                  Y
Foreign securities                                      Y             Special situation companies                     Y
Forward foreign currency exchange contracts             Y             Stripped Mortgage Securities[(3)]               Y
Futures[(5)]                                            Y             Step-Coupon Securities                          Y
Guaranteed Investment Contracts                         N             Structured notes                                N
Illiquid securities (including private                  Y             Swap Agreements                                 Y
placements)
Initial Public Offerings                                Y             Taxable and tax exempt municipal                N
                                                                      securities
Investment company securities (incl. ETFs)              Y             U.S. Government obligations                     Y
Lending portfolio securities                            Y             Variable and floating rate notes                Y
Loan Participations and Assignments                     N             Warrants and Rights                             Y
Long-term corporate debt[(1)]                           Y             When-issued / delayed-delivery                  Y
                                                                      securities
Money market instruments[(6)]                           Y             Zero Coupon/Pay-in Kind Securities              N


                               *   *   *   *   *

THE TABLE THAT DESCRIBES SUBADVISORY FEE RATES FOR FUNDS WITH MULTIPLE RATES, WHICH BEGINS ON PAGE 59, IS REVISED TO DELETE THE ENTRY FOR THE LM VALUE FUND AND INSERT THE FOLLOWING:

 FUND                                                RATE
                                  AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                   First $100 million    Over $100 million
 JPMorgan Large Cap Equity Fund..         0.45%                0.40%


                               *   *   *   *   *

THE TABLE OF OTHER MANAGED ACCOUNTS, WHICH BEGINS ON PAGE 65, IS REVISED TO DELETE THE ROW FOR LM VALUE FUND AND INSERT THE FOLLOWING:

          FUND            PORTFOLIO MANAGER    REGISTERED INVESTMENT COMPANY       OTHER POOLED INVESTMENT     OTHER ACCOUNTS /
                                                        ACCOUNTS /                       VEHICLES /              ASSETS UNDER
                                                 ASSETS UNDER MANAGEMENT*         ASSETS UNDER MANAGEMENT*        MANAGEMENT*
JPMorgan Large Cap Equity Thomas Luddy               5 / $4.9 billion                 7 / $4.0 billion         32 / $2.2 billion
Fund
                          Susan Bao                  3 / $4.8 billion                      0 / $0              21 / $243 million

*Information presented is as of September 30, 2008. There are no other accounts managed by the Portfolio Managers listed in the table above for which the advisory fee is based on performance.



                                                    AZLSAI-003-0508 Page 5 of 8

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, WHICH BEGINS ON PAGE 75, IS REVISED TO INCLUDE THE FOLLOWING:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

The portfolio managers at J.P. Morgan Investment Management Inc. ("JPMIM") participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually base on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectuses over one, three, and five-year periods (or such shorter time as the portfolio manger has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.


                               *   *   *   *   *

THE ENTRY FOR THE AZL LEGG MASON VALUE FUND IN THE FUND HISTORY TABLE, WHICH BEGINS ON PAGE 103, IS REVISED AS FOLLOWS:



INVESTMENT OPTIONS       FUND INCEPTION PREVIOUS NAME    DATES  PREVIOUS NAME                DATES  PREVIOUS NAME            DATES
AZL JPMorgan Large Cap       5/5/01     AZL Legg Mason  7/26/04 USAZ PIMCO PEA Growth and   5/1/03  USAZ PIMCO Growth and   5/5/01
Equity Fund                             Value Fund        to    Income Fund                   to    Income Fund               to
                                                        1/26/09                             7/26/04                         4/30/03





4. EFFECTIVE ON OR ABOUT JANUARY 26, 2009, J.P. MORGAN INVESTMENT MANAGEMENT INC. WILL REPLACE OPPENHEIMERFUNDS, INC. AS THE SUBADVISER TO THE AZL[{R}] OPPENHEIMER MAIN STREET FUND. IN ADDITION, THE
   FOLLOWING NAME CHANGE WILL BE EFFECTIVE ON OR ABOUT JANUARY 26, 2009.

NAME EFFECTIVE ON OR ABOUT JANUARY 26, 2009     PREVIOUS NAME
AZL[{R}] JPMorgan U.S. Equity Fund AZL[{R}] Oppenheimer Main Street Fund

                               *   *   *   *   *

THE LIST OF FUND NAMES UNDER THE INVESTMENT STRATEGIES AND POLICIES SECTION, BEGINNING ON PAGE 5, IS REVISED AS FOLLOWS:

Insert:AZL JPMorgan U.S. Equity Fund ("JPMorgan U.S. Equity Fund") Delete:AZL Oppenheimer Main Street Fund ("Oppenheimer Main Street Fund")


                                                    AZLSAI-003-0508 Page 6 of 8

                               *   *   *   *   *

THE TABLE UNDER "ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES," WHICH BEGINS ON PAGE 11, IS REVISED TO DELETE THE COLUMN FOR THE LM VALUE FUND AND INSERT THE FOLLOWING:



TYPE OF INVESTMENT OR TECHNIQUE                 JPMORGAN U.S. EQUITY   TYPE OF INVESTMENT OR TECHNIQUE         JPMORGAN U.S. EQUITY
                                                        FUND                                                           FUND
Asset Backed Securities[(1)]                              N            Mortgage dollar rolls[(7)]                        N
Bank obligations                                          Y            Mortgage-related securities                       Y
Borrowing money[(2)]                                      Y            Non-investment grade debt[(1)]                    N
Collateralized mortgage obligations[(3)]                  Y            Options[(5)]                                      Y
Commercial paper                                          Y            Preferred stocks                                  Y
Common stocks of U.S. companies                           Y            Real estate investment trusts (REITs)             Y
Convertible securities                                    Y            Repurchase agreements                             Y
Delayed funding loans & revolving credit                  N            Restricted securities[(8)]                        Y
facilities
Depositary receipts[(4)]                                  Y            Reverse repurchase & dollar roll                  Y
                                                                       agreements
Developing country/emerging market                        Y            Short sales (against the box)                     N
securities[(4)]
Event-linked exposure                                     N            Small company stocks                              Y
Foreign currency options and futures                      Y            Sovereign debt (foreign)[ (4)]                    Y
Foreign securities                                        Y            Special situation companies                       Y
Forward foreign currency exchange contracts               Y            Stripped Mortgage Securities[(3)]                 Y
Futures[(5)]                                              Y            Step-Coupon Securities                            Y
Guaranteed Investment Contracts                           N            Structured notes                                  N
Illiquid securities (including private                    Y            Swap Agreements                                   Y
placements)
Initial Public Offerings                                  Y            Taxable and tax exempt municipal                  N
                                                                       securities
Investment company securities (incl. ETFs)                Y            U.S. Government obligations                       Y
Lending portfolio securities                              Y            Variable and floating rate notes                  Y
Loan Participations and Assignments                       N            Warrants and Rights                               Y
Long-term corporate debt[(1)]                             Y            When-issued / delayed-delivery                    Y
                                                                       securities
Money market instruments[(6)]                             Y            Zero Coupon/Pay-in Kind Securities                N


                               *   *   *   *   *

THE TABLE THAT DESCRIBES SUBADVISORY FEE RATES FOR FUNDS WITH MULTIPLE RATES, WHICH BEGINS ON PAGE 59, IS REVISED TO DELETE THE ENTRY FOR THE OPPENHEIMER MAIN STREET FUND AND INSERT THE FOLLOWING:

 FUND                                                RATE
                                  AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                   First $100 million    Over $100 million
 JPMorgan U.S. Equity Fund.......         0.45%                0.40%


                               *   *   *   *   *



                                                    AZLSAI-003-0508 Page 7 of 8

THE TABLE OF OTHER MANAGED ACCOUNTS, WHICH BEGINS ON PAGE 65, IS REVISED TO DELETE THE ROW FOR LM VALUE FUND AND INSERT THE FOLLOWING:



          FUND            PORTFOLIO MANAGER    REGISTERED INVESTMENT COMPANY       OTHER POOLED INVESTMENT     OTHER ACCOUNTS /
                                                        ACCOUNTS /                       VEHICLES /              ASSETS UNDER
                                                 ASSETS UNDER MANAGEMENT*         ASSETS UNDER MANAGEMENT*        MANAGEMENT*
JPMorgan Large Cap Equity Thomas Luddy               5 / $3.8 billion                 7 / $3.3 billion         34 / $2.4 billion
Fund
                          Susan Bao                  2 / $3.6 billion                         0                22 / $262 million
                          Jacqueline Flake           1 / $157 million                         0                        0

*Information presented is as of June 30, 2008. There are no other accounts managed by the Portfolio Managers listed in the table above for which the advisory fee is based on performance.

                               *   *   *   *   *

THE PORTFOLIO MANAGER COMPENSATION SECTION, WHICH BEGINS ON PAGE 75, IS REVISED TO INCLUDE THE FOLLOWING:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

The portfolio managers at J.P. Morgan Investment Management Inc. ("JPMIM") participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.

Each portfolio manager's performance is formally evaluated annually base on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectuses over one, three, and five-year periods (or such shorter time as the portfolio manger has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.


                               *   *   *   *   *

THE ENTRY FOR THE AZL OPPENHEIMER MAIN STREET FUND IN THE FUND HISTORY TABLE, WHICH BEGINS ON PAGE 103, IS REVISED AS FOLLOWS:



INVESTMENT OPTIONS            FUND INCEPTION PREVIOUS NAME                     DATES  PREVIOUS NAME DATES
AZL JPMorgan U.S. Equtiy Fund     5/3/04     AZL Oppenheimer Main Street Fund 5/3/04
                                                                                to
                                                                              1/26/09




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